STOCKHOLDERS' EQUITY (Details) - USD ($)																				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 03, 2015	Jan. 31, 2015	Jan. 01, 2015	Dec. 31, 2014	Dec. 15, 2014	Dec. 12, 2014	Sep. 26, 2014	Aug. 18, 2014	Apr. 09, 2014	Mar. 14, 2014	Mar. 10, 2014	Jan. 10, 2014	Oct. 15, 2013	Jan. 01, 2013	Nov. 09, 2012	Dec. 31, 2014	Jun. 30, 2014	May. 31, 2014	Apr. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Jan. 09, 2014	Sep. 13, 2013	Apr. 12, 2012
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)																														331,460
Conversion of Stock, Shares Issued (in Shares)																			74,669
Shares Issued, Price Per Share (in Dollars per share)					$ 3.395
Stock Issued During Period, Value, Issued for Services																										$ 128,401		$ 195,468
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																										126,500			246,255		113,171
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 5.00					$ 5.00																	$ 5.00		$ 5.00							$ 2.50	$ 5.00
Proceeds from Warrant Exercises																											$ 1,024,558	$ 1,024,558
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							4 years 73 days											9 years 127 days								4 years 328 days		8 years 255 days	4 years 73 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																										$ 6.88			$ 6.500		$ 11.585
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		8.05						$ 8.110												$ 8.110				8.05		$ 8.05		$ 8.110	$ 8.110
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																										3 years 255 days			4 years 109 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)																													8,400
Proceeds from Stock Options Exercised																											21,728	$ 21,728
Share-based Compensation																										$ 168,897	1,109,565	$ 3,731,915		$ 2,530,061
Stockholders' Equity, Reverse Stock Split	Effective June 26, 2015 at the state level and July 2, 2015 in the market, the Company filed an amendment to its Articles of Incorporation and effected a 50-for-1 reverse stock split of its issued and outstanding shares of common stock, $0.0001 par value
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001						$ 0.0001												$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Adjustments to Additional Paid in Capital, Other								$ 24,024
Private Placement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																	230,923
Sale of Stock, Price Per Share (in Dollars per share)																	$ 6.50
Stock Issued During Period, Value, New Issues																	$ 1,501,000
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)					161,827					588,241																				949,932
Conversion of Stock, Shares Issued (in Shares)					47,646
Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)	250,666,631
Conversion of Stock, Shares Issued (in Shares)	5,013,366									173,267																				279,823
Shares Issued, Price Per Share (in Dollars per share)										$ 3.40																				$ 3.40	$ 3.40
Stock Issued During Period, Shares, New Issues (in Shares)												285,000
Stock Issued During Period, Value, New Issues												$ 1,330,000
Sales Commissions and Fees												$ 95,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001
Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																														113,171
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																														10 years
Share-based Compensation Arrangement By Share-based Payment Award Options, Grant Date, Intrinsic Value																														$ 614,342
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)													6,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)													$ 3.395
Proceeds from Stock Options Exercised													$ 21,728
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 747,826						$ 164,541												$ 164,541				$ 747,826		$ 747,826		$ 164,541	$ 164,541
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																										3 years		2 years
Share-based Compensation																								112,744	$ 157,828	$ 168,897	233,545	$ 1,250,113		551,483
Restricted Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation																								$ 0	$ 438,010	$ 0	$ 876,020	2,478,124		$ 1,784,014
Warrant Agreement Amendment No 4 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																$ 2.50																$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																224,000
Proceeds from Warrant Exercises																$ 560,000
Gain (Loss) on Derivative Instruments, Net, Pretax																												241,176
Warrant Agreement Amendment No 3 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)															185,823
Proceeds from Warrant Exercises															$ 464,558
Gain (Loss) on Derivative Instruments, Net, Pretax																												$ 219,773
Investor Relations Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)																										8,188		22,154
Stock Issued During Period, Value, Issued for Services																										$ 60,000		$ 130,000
Legal Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)																										11,273		9,046
Stock Issued During Period, Value, Issued for Services																										$ 68,401		$ 65,468
Consultants [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)																														5,000
Stock Issued During Period, Shares, Issued for Services (in Shares)																														23,561
Stock Issued During Period, Value, Issued for Services																														$ 277,039
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																														28,561
Consultants [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		8,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																														3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years	10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 7.00	$ 7.00																											$ 12.00
Share-based Compensation Arrangement By Share-based Payment Award Options, Grant Date, Intrinsic Value		$ 41,688	$ 52,049
Chief Executive Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)																												2,222
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																												2,000
Stock Cancelled During Period, Value for Services																												$ 10,000
Chief Executive Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)											15,000
Stock Issued During Period, Value, New Issues									$ 15,000
Stock Cancelled During Period, Value for Services											$ 85,000
Chief Executive Officer [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)														184,655
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value														$ 800,000
Officers' Compensation														1,140,000
Payments to Employees														85,000
Stock Granted, Value, Share-based Compensation, Gross														$ 1,055,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)														$ 7.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														10 years
Employees [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			1,000																		2,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years																		3 years									2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 6.50																		$ 5.50									$ 7.00
Share-based Compensation Arrangement By Share-based Payment Award Options, Grant Date, Intrinsic Value			$ 5,570
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																					$ 9,000
Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																							34,600
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																							$ 170,000
Director [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				80,000																7,500		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)				$ 7.00																		$ 5.00
Share-based Compensation Arrangement By Share-based Payment Award Options, Grant Date, Intrinsic Value				$ 493,774
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																						$ 101,000
New Director [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			20,000			7,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years			10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 7.00			$ 5.00
Share-based Compensation Arrangement By Share-based Payment Award Options, Grant Date, Intrinsic Value			$ 128,115			$ 34,945
Long Term Incentive Plan [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								700,000												700,000								700,000	700,000
Minimum [Member] | Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																							$ 6.00
Maximum [Member] | Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																							$ 6.50